Interest in associates and joint ventures - The Saudi British Bank information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Interests in associates	$ 27,200	$ 29,127
Saudi Awwal Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%
Fair value	$ 6,438	6,602
Interests in associates	$ 4,659	$ 4,494